Accounts Receivables (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivables
Accounts receivables	¥ 26,082,307	$ 3,673,617
Allowance for credit losses	(205,489)	(28,943)	¥ 0
Accounts receivables, net	¥ 25,876,818	$ 3,644,674	¥ 0